INCOME TAX EXPENSE (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Current income tax	$1,012,496	$1,563,477	$1,229,303	$157,990
Deferred income tax	-	-	-	-

Income tax expense	$1,012,496	$1,563,477	$1,229,303	$157,990

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The reconciliation of the differences between income tax expense computed at the Hong Kong income tax rate of 16.5% and the Company’s income tax expense recorded for the years ended September 30, 2023, 2024 and 2025 are as follows:

	Years ended September 30,
	2023		2024		2025
	HKD	% of Pre-tax income	HKD	% of Pre-tax income	HKD	USD	% of Pre-tax income

Computed expected income tax expense (benefit)	$1,249,635	16.50%	$1,489,112	16.5%	$(6,553,501)	$(842,255)	16.50%
Income exempted from tax	(943)	(0.01)%	(10,503)	(0.12)%	(44,091)	(5,667)	0.11%
Non-deductible expenses for tax purpose	38,030	0.50%	262,113	2.90%	174,780	22,463	(0.44)%
Non-deductible share-based compensation expenses	–	0.00%	–	0.00%	7,250,744	931,864	(18.26)%
Tax adjustment	(109,226)	(1.44)%	(12,245)	(0.14)%	(9,960)	(1,280)	0.03%
Tax holidays	(165,000)	(2.18)%	(165,000)	(1.83)%	(165,000)	(21,205)	0.42%
Effect of tax rate differences in jurisdiction other than Hong Kong	–	0.00%	–	0.00%	576,331	74,070	(1.45)%
Income tax expense	$1,012,496	13.37%	$1,563,477	17.31%	$1,229,303	$157,990	(3.09)%